UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05681

ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ND TAX-FREE FUND, INC.
Schedule of Investments September 30, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NORTH DAKOTA MUNICIPAL BONDS (94.6%)

Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev.	NR/NR	7.000%	06/01/19	$500,000	$502,500
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750	12/01/11	1,000,000	1,017,770
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/15	750,000	761,250
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.625	12/01/15	500,000	511,280
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/23	555,000	588,267
Fargo, ND Parking Rev. Series 2001-A	NR/NR	6.625	11/01/21	100,000	103,000
Fargo, ND Ref. & Impvt. G.O. MBIA	Aaa/AAA	5.000	05/01/28	500,000	516,815
Fargo, ND School District Bldg. Auth. Lease Rev.	A-1/NR	5.750	05/01/18	500,000	536,685
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/29	1,000,000	1,048,970
Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/12	1,000,000	1,055,560
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/24	100,000	105,050
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/23	630,000	631,304
*ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/22	1,220,000	1,285,075
#ND Municipal Bond Bank Revolving Fund Program	Aaa/NR	6.250	10/01/14	1,095,000	1,095,000
ND Municipal Bond Bank State Revolving Fund	Aaa/NR	4.750	10/01/21	275,000	286,938
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/29	1,035,000	1,090,755
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/32	500,000	514,745
#ND State Board of Higher Educ. (Univ. ND Hsg) Rev. FGIC	Aaa/AAA	5.000	04/01/32	1,000,000	1,031,320
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/27	1,000,000	1,042,230
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/12	100,000	101,700
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/13	250,000	254,743
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/14	400,000	407,376
Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/27	2,095,000	2,202,536
*Ward Cty. Health Care (Trinity Medical Center)	NR/BBB+	6.250	07/01/26	2,000,000	2,077,380

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $18,446,019)					$18,768,249

SHORT-TERM SECURITIES (2.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				242,307	$242,307
Goldman Sachs Financial Square Tax-Free Money Market				340,397	340,397
TOTAL SHORT-TERM SECURITIES (COST: $582,704)					$582,704

TOTAL INVESTMENTS IN SECURITIES (COST: $19,028,723)					$19,350,953
OTHER ASSETS LESS LIABILITIES					493,360

NET ASSETS					$19,844,313

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $19,028,723.  The net unrealized appreciation of investments based on the cost was $322,229, which is comprised of $381,074, aggregate gross unrealized appreciation and $58,845, aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax Free-Fund, Inc.

BY:	/s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax Free-Fund, Inc.

BY:	/s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date:	November 23, 2005

BY:	/s/Laura Anderson
LAURA ANDERSON
TREASURER

Date:	November 23, 2005